June 16, 2000


                        THE DREYFUS/LAUREL FUNDS TRUST -
                      DREYFUS PREMIER MANAGED INCOME FUND

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "THE FUND -- MANAGEMENT"

      Investment decisions for the fund are made by a committee of portfolio managers. No individual committee member is primarily responsible for making these investment decisions. This committee also comprises the Fixed Income Team of the Boston Company Asset Management, Inc., which is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers comprising the committee are identified in the Statement of Additional Information.

                                                                       349s0600




                                                                 June 16, 2000

                        THE DREYFUS/LAUREL FUNDS TRUST -
                       DREYFUS PREMIER MANAGED INCOME FUND

                Supplement to Statement of Additional Information
                                Dated May 1, 2000


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management Arrangements:"

     Investment decisions for the Fund are made by a committee of portfolio managers. The Fund's portfolio managers, who comprise the committee, are Matthew
N. Fontaine, David S. Hertan, Michael L. O'Hara and Andrew S. Windmueller.